General	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
1. General
Company Overview
Altus Power, Inc., formerly known as Altus Power America, Inc., a Delaware corporation (the “Company”), headquartered in Stamford, Connecticut, develops, owns, constructs and operates small-scale utility, commercial, industrial, public sector and community photovoltaic solar energy generation and storage facilities for the purpose of producing and selling electricity to credit worthy counterparties under long-term offtake contracts. The solar energy facilities are owned by the Company in project specific limited liability companies (the “Solar Facility Subsidiaries”).
The Company is a subsidiary of Altus Power America Holdings, LLC (“Holdings” or the “Common equity stockholder”). Holdings and the Company were formed on October 10, 2014, upon receiving a capital commitment from GSO Capital Partners (“GSO”), a Blackstone Group company, through certain sub-advised funds. The capital was committed through preferred equity in Holdings and a loan to the Company. On October 3, 2016, Holdings and the Company upsized the GSO capital facility with an additional commitment from certain sub-advised funds and two new institutional investors (“Prior Capital Facility”).
On November 22, 2019 (“Closing Date”), Holdings and the Company completed a financing with the Blackstone Group through its subsidiaries GSO and Blackstone Insurance Solutions (“BIS”), totaling $551.0 million of funded and committed capital (“Blackstone Capital Facility”). Proceeds from the Blackstone Capital Facility were used to pay off and terminate the prior capital facility and to fund future development and acquisitions.
Business Combination Agreement
On July 12, 2021, the Company entered into a Business Combination Agreement with CBRE Acquisition Holdings, Inc. (“CBAH”). Pursuant to the Business Combination Agreement, and subject to the terms and conditions therein, a subsidiary of CBAH (the “First Merger Sub”) will be merged with and into the Company, with the Company surviving the merger, and immediately thereafter the Company will be merged with and into another subsidiary of CBAH (the “Second Merger Sub”), with the Second Merger Sub continuing as the surviving entity. In connection with the consummation of the business combination, CBAH will change its name to “Altus Power, Inc.”
COVID-19
The spike of a novel strain coronavirus (“COVID-19”) in the first quarter of 2020 has caused significant volatility in the U.S. markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. economy. To date, there has not been a material impact on the Company’s business operations and financial performance. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend in part, on the length and severity of these restrictions and on the Company’s ability to conduct business in the ordinary course.

1. General
Company Overview
Altus Power, Inc., formerly known as Altus Power America, Inc., a Delaware corporation (the “Company”), headquartered in Stamford, Connecticut, develops, owns, constructs and operates small-scale utility, commercial, industrial, public sector and community photovoltaic solar energy generation and storage facilities for the purpose of producing and selling electricity to credit worthy counterparties under long-term offtake contracts. The Solar energy facilities are owned by the Company in project specific limited liability companies (the “Solar Facility Subsidiaries”).
The Company is a subsidiary of Altus Power America Holdings, LLC (“Holdings” or the “Common equity stockholder”). Holdings and the Company were formed on October 10, 2014 upon receiving a capital commitment from GSO Capital Partners (“GSO”), a Blackstone Group company, through certain sub-advised funds. The capital was committed through preferred equity in Holdings and a loan to the Company. On October 3, 2016, Holdings and the Company upsized the GSO capital facility with an additional commitment from certain sub-advised funds and two new institutional investors (“Prior Capital Facility”).
On November 22, 2019 (“Closing Date”), Holdings and the Company completed a financing with the Blackstone Group through its subsidiaries GSO and Blackstone Insurance Solutions (“BIS”), totaling $551.0 million of funded and committed capital (“Blackstone Credit Facility”). Proceeds from the Blackstone Credit Facility were used to pay off and terminate the prior capital facility and to fund future development and acquisitions.
COVID-19
The spike of a novel strain coronavirus (“COVID-19”) in the first quarter of 2020 has caused significant volatility in the U.S. markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. economy. To date, there has not been a material impact on the Company’s business operations and financial performance. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend in part, on the length and severity of these restrictions and on the Company’s ability to conduct business in the ordinary course.